As filed with the Securities and Exchange Commission on April 15, 2005

File Nos. 333-10015 and 811-07763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 28	[ ]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 29	[x]

MASTERS’ SELECT FUNDS
(Exact Name of Registrant as Specified in Charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999
(Registrant’s Telephone Numbers, Including Area Code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
       Orinda, CA 94563
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[    ]    immediately upon filing pursuant to paragraph (b).
[X ]    on April 30, 2005 pursuant to paragraph (b).
[    ]    60 days after filing pursuant to paragraph (a)(1).
[    ]    on (date) pursuant to paragraph (a)(1).
[    ]    75 days after filing pursuant to paragraph (a)(2).
[    ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 27 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 17, 2005 and pursuant to Rule 485(a)(1) would become effective on April 18, 2005.

This Post-Effective Amendment No. 28 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 28 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement (File No. 333-10015) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, State of California on the 15th day of April, 2005.

MASTERS’ SELECT FUNDS TRUST

By:    /s/ Kenneth E. Gregory*
Kenneth E. Gregory
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kenneth E. Gregory*	President and Trustee	April 15, 2005
Kenneth E. Gregory
/s/ Craig A. Litman*	Trustee	April 15, 2005
Craig A. Litman
/s/ A. George Battle*	Trustee	April 15, 2005
A. George Battle
/s/ Frederick A. Eigenbrod, Jr.*	Trustee	April 15, 2005
Frederick A. Eigenbrod, Jr.
/s/ Taylor M. Welz*	Trustee	April 15, 2005
Taylor M. Welz
	Trustee	April 15, 2005
Harold M. Shefrin
/s/ John Coughlan*	Chief Financial and Accounting Officer	April 15, 2005
John Coughlan
*By /s/ Julie Allecta Julie Allecta, Attorney-in-Fact under powers of Attorney as filed with Post-Effective Amendment No. 7 on October 6, 1999.